Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2020	2019

Finished products (*)	$540	$1,356

(*)	Includes amounts of $399 and $1,074 as of December 31, 2020 and 2019, respectively, with respect to inventory delivered to customers for which revenue criteria have not been met yet.